Business Acquisition	12 Months Ended
Dec. 31, 2024
Business Acquisition [Abstract]
BUSINESS ACQUISITION

NOTE 21 — BUSINESS ACQUISITION

On December 17, 2024, the Company acquired Bi Clinic Ltd (“Bi Clinic”), which holds a license for the provision of IVF treatment, surrogacy, and ancillary caring services, for total consideration of $15,000. The acquisition enhances the Company’s position in healthcare fertility sector. The transaction was accounted for as a business combination under ASC 805, Business Combinations.

At the acquisition date, Bi Clinic had not yet commenced revenue-generating activities but had established the necessary regulatory approvals and licensing framework to operate as an IVF and surrogacy service provider. These approvals, along with the Company’s planned integration of medical personnel and operational processes, provide the necessary inputs and substantive processes required to meet the definition of a business under ASC 805.

Since Bi Clinic had no other assets or liabilities, the entire purchase price was allocated to intangible assets, specifically the IVF license and regulatory approvals. No goodwill was recognized in connection with the transaction.

As Bi Clinic had no prior operations, its financial results have been included in the consolidated financial statements from the acquisition date, with no historical revenue or expenses impacting the Company’s consolidated results. Pro forma financial information has been omitted, as the acquisition is not considered material to the Company’s financial results.